Commitments And Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Final settlement amount	$ 1,300
Operating lease rent expense		$ 4,500	$ 4,200
Operating Leases
2019		2,147
2020		1,245
2021		881
2022		582
2023		343
Thereafter		0
Total future minimum lease payments		5,198
Capital Leases
2019		899
2020		804
2021		778
2022		219
2023		27
Thereafter		0
Total future minimum lease payments		2,727
Less amounts representing interest		222
Present value of obligations		2,505
Less: current capital lease obligations		786
Total long-term capital lease obligations		$ 1,719